2. Investment Securities (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value Less than 12 months	$ 9,230,335	$ 12,129,166
Unrealized Loss Less than 12 months	20,874	195,643
Fair Value 12 months or more	5,186,258	1,004,235
Unrealized Loss 12 months or more	63,741	1,333
Fair Value	14,416,593	13,133,401
Unrealized Loss	84,615	196,976
U.S. GSE debt securities
Fair Value Less than 12 months	6,023,946	11,094,830
Unrealized Loss Less than 12 months	8,548	194,188
Fair Value 12 months or more	5,186,258	1,004,235
Unrealized Loss 12 months or more	63,741	1,333
Fair Value	11,210,204	12,099,065
Unrealized Loss	72,289	195,521
Agency MBS
Fair Value Less than 12 months	3,206,389
Unrealized Loss Less than 12 months	12,326
Fair Value 12 months or more	0
Unrealized Loss 12 months or more	0
Fair Value	3,206,389
Unrealized Loss	12,326
U.S. Government securities
Fair Value Less than 12 months		1,034,336
Unrealized Loss Less than 12 months		1,455
Fair Value 12 months or more		0
Unrealized Loss 12 months or more		0
Fair Value		1,034,336
Unrealized Loss		$ 1,455